UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.5%
	COMMUNICATION SERVICES — 3.6%
956	Alphabet, Inc. - Class A*	$1,076,982
956	Alphabet, Inc. - Class C*	1,070,643
4,202	Netflix, Inc.*	1,504,736
		3,652,361
	CONSUMER DISCRETIONARY — 12.1%
1,806	Amazon.com, Inc.*	2,961,533
16,143	Five Below, Inc.*	1,942,810
58,724	Gentex Corp.	1,194,446
22,488	Grand Canyon Education, Inc.*	2,601,412
28,459	LKQ Corp.*	788,314
37,799	Starbucks Corp.	2,655,758
		12,144,273
	CONSUMER STAPLES — 2.5%
53,986	Reckitt Benckiser Group PLC - ADR[1]	831,924
23,277	Walgreens Boots Alliance, Inc.	1,657,090
		2,489,014
	HEALTH CARE — 11.9%
6,087	Chemed Corp.	2,005,666
53,220	Evolent Health, Inc. - Class A*	701,972
12,520	Henry Schein, Inc.*	742,436
14,700	Neogen Corp.*	910,812
35,090	Roche Holding A.G. - ADR[1]	1,215,869
8,876	UnitedHealth Group, Inc.	2,149,945
18,233	Veeva Systems, Inc. - Class A*	2,149,853
19,859	West Pharmaceutical Services, Inc.	2,080,230
		11,956,783
	INDUSTRIALS — 28.7%
5,864	3M Co.	1,216,135
20,245	A.O. Smith Corp.	1,051,323
8,759	Acuity Brands, Inc.	1,139,721
7,524	CoStar Group, Inc.*	3,442,456
42,480	Fastenal Co.	2,673,691
58,813	Healthcare Services Group, Inc.	2,245,480
30,658	HEICO Corp.	2,873,574
38,543	IHS Markit Ltd.*,1	2,049,331
22,676	Proto Labs, Inc.*	2,562,161
71,295	Ritchie Bros Auctioneers, Inc.[1]	2,673,563
70,647	Rollins, Inc.	2,801,860
9,403	Snap-on, Inc.	1,504,480
20,920	Verisk Analytics, Inc.*	2,644,916
		28,878,691

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 34.4%
26,526	2U, Inc.*	$1,954,966
24,790	Analog Devices, Inc.	2,651,538
10,933	ANSYS, Inc.*	1,937,984
37,129	Fiserv, Inc.*	3,144,455
26,685	Globant S.A.*,1	1,838,330
16,013	Guidewire Software, Inc.*	1,469,033
38,889	Microsoft Corp.	4,356,735
47,230	National Instruments Corp.	2,207,530
5,771	NVIDIA Corp.	890,234
13,095	Paycom Software, Inc.*	2,379,754
54,606	Pluralsight, Inc. - Class A*	1,775,241
20,446	salesforce.com, Inc.*	3,345,988
10,155	Tyler Technologies, Inc.*	2,079,642
8,782	Ultimate Software Group, Inc.*	2,911,233
11,680	Visa, Inc. - Class A	1,730,042
		34,672,705
	MATERIALS — 5.3%
18,087	Ecolab, Inc.	3,055,075
8,194	International Flavors & Fragrances, Inc.	1,044,735
7,052	Linde PLC[1]	1,221,689
		5,321,499

	TOTAL COMMON STOCKS (Cost $63,105,312)	99,115,326

	SHORT-TERM INVESTMENTS — 1.3%
1,255,944	Fidelity Institutional Treasury Fund, 2.23%[2]	1,255,944

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,255,944)	1,255,944

	TOTAL INVESTMENTS — 99.8% (Cost $64,361,256)	100,371,270
	Other Assets Less Liabilities — 0.2%	206,046
	NET ASSETS — 100.0%	$100,577,316

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	COMMUNICATION SERVICES — 3.3%
84	Alphabet, Inc. - Class A*	$94,630
215	Netflix, Inc.*	76,992
		171,622
	CONSUMER DISCRETIONARY — 9.6%
87	Amazon.com, Inc.*	142,665
1,371	Grand Canyon Education, Inc.*	158,598
1,776	LKQ Corp.*	49,195
2,130	Starbucks Corp.	149,654
		500,112
	CONSUMER STAPLES — 1.4%
1,018	Walgreens Boots Alliance, Inc.	72,471

	HEALTH CARE — 12.6%
435	Chemed Corp.	143,332
2,805	Evolent Health, Inc. - Class A*	36,998
652	Henry Schein, Inc.*	38,664
841	Neogen Corp.*	52,108
2,029	Roche Holding A.G. - ADR[1]	70,305
461	UnitedHealth Group, Inc.	111,663
948	Veeva Systems, Inc. - Class A*	111,779
905	West Pharmaceutical Services, Inc.	94,799
		659,648
	INDUSTRIALS — 28.2%
1,042	A.O. Smith Corp.	54,111
429	Acuity Brands, Inc.	55,821
407	CoStar Group, Inc.*	186,215
1,762	Exponent, Inc.	99,782
2,098	Fastenal Co.	132,048
1,597	HEICO Corp.	149,687
2,663	IHS Markit Ltd.*,1	141,592
338	Lennox International, Inc.	82,895
588	Middleby Corp.*	72,083
1,367	Proto Labs, Inc.*	154,457
3,860	Ritchie Bros Auctioneers, Inc.[1]	144,750
387	Snap-on, Inc.	61,920
1,082	Verisk Analytics, Inc.*	136,797
		1,472,158
	INFORMATION TECHNOLOGY — 37.5%
1,191	2U, Inc.*	87,777
1,280	Analog Devices, Inc.	136,909
747	ANSYS, Inc.*	132,413

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
2,030	Fiserv, Inc.*	$171,921
1,367	Globant S.A.*,1	94,173
812	Guidewire Software, Inc.*	74,493
704	MAXIMUS, Inc.	49,759
1,978	Microsoft Corp.	221,595
2,497	National Instruments Corp.	116,710
289	NVIDIA Corp.	44,581
673	Paycom Software, Inc.*	122,304
2,782	Pluralsight, Inc. - Class A*	90,443
1,058	Power Integrations, Inc.	77,297
1,094	salesforce.com, Inc.*	179,033
450	Tyler Technologies, Inc.*	92,156
525	Ultimate Software Group, Inc.*	174,037
603	Visa, Inc. - Class A	89,316
		1,954,917
	MATERIALS — 5.2%
937	Ecolab, Inc.	158,268
424	International Flavors & Fragrances, Inc.	54,060
349	Linde PLC[1]	60,461
		272,789

	TOTAL COMMON STOCKS (Cost $4,414,794)	5,103,717

	SHORT-TERM INVESTMENTS — 1.7%
90,072	Fidelity Institutional Treasury Fund, 2.23%[2]	90,072

	TOTAL SHORT-TERM INVESTMENTS (Cost $90,072)	90,072

	TOTAL INVESTMENTS — 99.5% (Cost $4,504,866)	5,193,789
	Other Assets Less Liabilities — 0.5%	25,756
	NET ASSETS — 100.0%	$5,219,545

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

Note 1 – Organization

Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At February 28, 2019, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$64,548,308	$4,524,219

Gross unrealized appreciation	$38,678,713	$804,891
Gross unrealized depreciation	(2,855,751)	(135,321)

Net unrealized appreciation on investments	$35,822,962	$669,570

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2019, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$99,115,326	$-	$-	$99,115,326
Short-Term Investments	1,255,944	-	-	1,255,944
Total Investments	$100,371,270	$-	$-	$100,371,270

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$5,103,717	$-	$-	$5,103,717
Short-Term Investments	90,072	-	-	90,072
Total Investments	$5,193,789	$-	$-	$5,193,789

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	4/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President
Date:	4/29/19

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	4/29/19

*	Print the name and title of each signing officer under his or her signature.